UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21219
Eaton Vance Insured Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	September 30
Date of Reporting Period	June 30, 2005

Item 1. Schedule of Investments

Eaton Vance Insured Municipal Bond Fund II                                                                                 as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 155.9%

Principal
Amount
(000’s omitted)	Security	Value
	General Obligations — 7.5%
$4,500	California, 5.25%, 4/1/30	$4,844,340
2,215	California, 5.50%, 11/1/33	2,471,696
4,000	New York City, NY, 5.25%, 1/15/33	4,297,080
		$11,613,116
	Hospital — 5.4%
650	California Statewide Communities Development Authority, (Daughters of Charity Health System), 5.25%, 7/1/30	691,073
380	Cuyahoga County, OH, (Cleveland Clinic Health System), 5.50%, 1/1/29	410,199
500	Hawaii Pacific Health, 5.60%, 7/1/33	527,715
1,000	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	1,060,080
1,000	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,049,710
4,500	South Miami, FL, Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	4,736,835
		$8,475,612
	Insured-Electric Utilities — 11.7%
2,500	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	2,739,550
22,685	Chelan County, WA, Public Utility District No. 1, (Columbia River), (MBIA), 0.00%, 6/1/23	9,850,054
3,900	Jea, FL, Electric System, (FSA), 5.00%, 10/1/34	4,027,023
1,500	Municipal Energy Agency, NE, (Power Supply System), (FSA), 5.00%, 4/1/36	1,585,935
		$18,202,562
	Insured-Escrowed/Prerefunded — 1.1%
1,500	Chicago, IL, Transportation, (Skywalk), Prerefunded to 1/1/27, (AMBAC), 5.25%, 1/1/31	1,639,005
		$1,639,005
	Insured-General Obligations — 20.7%
1,600	Alvin, TX, Independent School District, (MBIA), 3.25%, 2/15/27	1,334,080
2,550	Butler County, KS, Unified School District No. 394, (FSA), 3.50%, 9/1/24	2,293,088
1,640	California, (XLCA), Variable Rate, 9.995%, 10/1/28 (1)(2)	1,891,445
1,515	Chicago, IL, (MBIA), 5.00%, 1/1/42	1,582,887
10,000	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/23	4,358,300
1,000	Desert Sands, CA, Unified School District, (Election of 2001), (FSA), 5.00%, 6/1/24	1,073,980

$1,270	Grainger County, TN, (AMBAC), 4.50%, 5/1/29	$1,272,908
4,830	King County, WA, (MBIA), 5.25%, 1/1/34	5,096,568
2,080	Philadelphia, PA, (FSA), Variable Rate, 9.94%, 9/15/31 (1)(2)	2,348,341
895	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	723,276
5,490	Port Orange, FL, Capital Improvements, (FGIC), 5.00%, 10/1/35	5,847,893
10,000	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 12/1/23	4,369,300
		$32,192,066
	Insured-Hospital — 3.0%
3,000	Maryland HEFA, (Medlantic/Helix Issue), (FSA), Variable Rate, 10.685%, 8/15/38 (1)(2)	4,600,380
		$4,600,380
	Insured-Housing — 1.4%
2,120	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36	2,201,959
		$2,201,959
	Insured-Lease Revenue / Certificates of Participation — 2.9%
4,250	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	4,516,433
		$4,516,433
	Insured-Private Education — 3.8%
2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	3,235,000
2,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,695,350
		$5,930,350
	Insured-Public Education — 7.7%
3,500	College of Charleston, SC, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	3,731,700
5,335	University of California, (AMBAC), 5.00%, 9/1/27	5,577,743
2,500	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/29	2,740,325
		$12,049,768
	Insured-Sewer Revenue — 1.7%
2,575	Tacoma, WA, Sewer Revenue, (FGIC), 5.00%, 12/1/31	2,691,982
		$2,691,982
	Insured-Special Assessment Revenue — 1.6%
2,165	San Jose, CA, Redevelopment Agency Tax, (MBIA), Variable Rate, 9.995%, 8/1/32 (1)(2)	2,454,417
		$2,454,417
	Insured-Special Tax Revenue — 6.4%
4,000	Metropolitan Pier and Exposition Authority, (McCormick Place Expansion), IL, (MBIA), 5.25%, 6/15/42	4,309,880
5,325	Utah Transportation Authority Sales Tax, (FSA), 5.00%, 6/15/32	5,597,001
		$9,906,881

	Insured-Transportation — 34.9%
$1,000	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$1,047,380
11,900	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/22	5,533,381
12,390	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/24	5,181,498
2,345	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	2,425,621
1,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37	1,028,920
3,835	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 9.955%, 1/1/37 (1)(2)	4,167,801
13,885	Nevada Department of Business and Industry, (Las Vegas Monorail-1st Tier), (AMBAC), 0.00%, 1/1/20	7,313,091
1,200	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	1,194,912
5,000	South Carolina Transportation Infrastructure, (AMBAC), 5.25%, 10/1/31	5,408,500
10,000	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	10,422,100
10,000	Triborough Bridge and Tunnel Authority, NY, (MBIA), 5.00%, 11/15/32	10,583,700
		$54,306,904
	Insured-Utilities — 8.4%
6,500	Los Angeles, CA, Department of Water and Power, (FGIC), 5.00%, 7/1/43	6,801,405
6,000	Philadelphia, PA, Gas Works Revenue, (FSA), 5.00%, 8/1/32	6,345,000
		$13,146,405
	Insured-Water and Sewer — 12.6%
2,240	Atlanta, GA, Water and Sewer, (FGIC), 5.00%, 11/1/38 (3)	2,322,253
4,895	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39	5,112,044
8,155	Birmingham, AL, Waterworks and Sewer Board, (MBIA), 5.00%, 1/1/37	8,600,671
1,950	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 5.00%, 6/15/38	2,067,429
1,275	Pittsburgh, PA, Water and Sewer Authority, (AMBAC), Variable Rate, 10.324%, 12/1/27 (1)(2)	1,515,401
		$19,617,798
	Insured-Water Revenue — 14.2%
2,330	Contra Costa, CA, Water District, (FSA), Variable Rate, 9.999%, 10/1/32 (1)(2)	2,731,133
3,450	Detroit, MI, Water Supply System, (MBIA), Variable Rate, 9.82%, 7/1/34 (1)(2)	4,054,716
7,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36	7,444,430
2,870	San Antonio, TX, Water Revenue, (FGIC), 5.00%, 5/15/23	3,061,515
4,610	Texas Southmost Regional Water Authority, (MBIA), 5.00%, 9/1/32	4,831,649
		$22,123,443

	Lease Revenue/Certificates of Participation — 0.7%
$1,000	Metropolitan Transportation Authority of New York, Lease Contract, 5.125%, 1/1/29	$1,064,290
		$1,064,290
	Other Revenue — 0.9%
1,250	Capital Trust Agency, FL, (Seminole Tribe Convention), 8.95%, 10/1/33	1,383,125
		$1,383,125
	Special Tax Revenue — 3.8%
3,155	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/29	3,583,512
750	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	800,130
1,480	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	1,603,210
		$5,986,852
	Transportation — 5.5%
7,980	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	8,481,862
		$8,481,862
	Total Tax-Exempt Investments (identified cost $224,046,795)	$242,585,210
	Put Options Purchased — 0.0%
32	U.S. Treasury, Expires 8/26/05, Strike Price 109.00	500
	Total Put Options Purchased (identified cost, $14,136)	$500
	Total Investments — 155.9% (identified cost $224,060,931)	$242,585,710
	Other Assets, Less Liabilities — 0.3%	$523,947
	Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.2)%	$(87,502,943)
	Net Assets Applicable to Common Shares— 100.0%	$155,606,714

AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2005, 84.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.8% to 36.1% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $23,763,634 or 15.3% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
09/05	600 U.S. Treasury Bond	Short	$(70,188,075)	$(71,250,000)	$(1,061,925)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$223,944,608
Gross unrealized appreciation	$18,676,424
Gross unrealized depreciation	(35,322)
Net unrealized appreciation	$18,641,102

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Municipal Bond Fund II

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 29, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	August 29, 2005